Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
Note
2
Significant accounting policies

2.1
Basis of preparation of Successor and Predecessor

The Successor and Predecessor Financial Statements (collectively, the “consolidated financial statements”), as defined below, are presented as required by Regulation S-
X
Article
3
and prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements of Opera Limited, which became our parent company in
June 2018
by way of an exchange of equity interests, are a continuation of the consolidated financial statements of Kunhoo Software LLC, the parent company as of
December 31, 2017.
As a result of the acquisition of Opera Software AS (with subsidiaries, the “Acquired Companies”) on
November 3, 2016,
the Group carries forward and continues to operate the Acquired Companies’ business from that date. Prior to the acquisition of the Acquired Companies, the Group had no
operations in the period from
July 26, 2016
to
November 3, 2016
but did incur transaction costs.

The Successor and Predecessor Financial Statements are defined as follows:

-
Successor: The consolidated financial statements of Opera Limited and subsidiaries comprise the consolidated Statements of Financial Position as of
December 31, 2017
and
2018,
and the related consolidated Statements of Operations, Statements of Comprehensive Income (Loss), Statements of Changes in Equity, and Statements of Cash Flows, and related notes for the period from inception on
July 26, 2016 (
inception) to
December 31, 2016
and for the years ended
December 31, 2017
and
2018,
with the Acquired Companies included from
November 4, 2016 (
the “Successor”)

-
Predecessor: The consolidated Statement of Operations, Statement of Comprehensive Income (Loss), Statement of Changes in Equity, Statement of Cash Flows, and related notes for the period from
January 1, 2016
to
November 3, 2016
of the Consumer Business of Otello (the “Predecessor”).

The Successor and Predecessor Financial Statements have been prepared with a “black line presentation” to distinctly highlight the periods pre- and post-acquisition.

The comparability of the Successor periods to the Predecessor periods is affected by the application of the acquisition method.

The consolidated financial statements have been prepared on a historical cost basis except for the financial assets and liabilities described in Notes
12
and
15,
which are measured at fair value. The consolidated financial statements are presented in U.S. Dollars and all values are rounded to the nearest thousand (US$ thousand), except when otherwise indicated. Subtotals and totals in some tables may
not
equal the sum of the amounts shown.

Certain prior year balances have been reclassified to conform to the current year’s presentation. Such reclassifications did not
affect total cash flows, total net revenues, operating loss, net loss, total assets, total liabilities or shareholders’ equity.

2.2
Basis of preparation of the Predecessor

Prior to
November 3, 2016,
the Consumer Business was
one
of Otello’s major businesses lines. A significant part of the Consumer Business was owned and operated within Otello’s ultimate holding company until
March 2016
when the Consumer Business was contributed to Opera Software AS, its wholly owned subsidiary that was formed in
December 2015.
Otello completed a reorganization in order to establish Opera Software AS as the ultimate holding company of all entities related to its Consumer Business, and to have Otello’s other businesses held outside Opera Software AS, prior to the sale to the Group.

The Predecessor and Successor have applied the same accounting policies.

Carve-out approach

Neither the Acquired Companies nor the Consumer Business had presented standalone financial statements on a consolidated basis prior to the formation of the Group. Preparing such financial statements was accomplished by extracting information for the Consumer Business from Otello’s historical financial records and applying certain adjustments and allocations as required to reflect all of the revenues and costs relevant to the Consumer Business. Accordingly, financial performance, cash flows and changes in owner’s equity of the Consumer Business have been “carved out” from Otello for the period
January 1, 2016
to
November 3, 2016
to prepare the Predecessor’s consolidated financial statements.

The Consumer Business was generally managed separately from Otello’s other businesses and did not
have significant recurring inter-business relationships with Otello other than cash pooling, financing and certain sales, corporate and administrative functions. Intercompany transactions within the Consumer Business have been eliminated in preparing the consolidated financial statements of the Predecessor.

The consolidated financial statements of the Predecessor do
not
necessarily reflect the financial performance, cash flows and changes equity that would be been presented if the Consumer Business existed as an independent business during the period presented.

Revenue

In the Predecessor’s consolidated financial statements, the majority of the revenues of the Consumer Business were included within distinct business units and were readily identifiable from Otello’s other revenues.

Personnel expenses

Otello’s personnel expenses have been tracked on an individual employee level. Accordingly, in the Predecessor’s consolidated financial statements, employee compensation costs were allocated to the Consumer Business based upon the actual employees included within the Consumer Business, reflecting costs for product development, sales, corporate and administrative functions including accounting and finance.

Furthermore, the cost of Otello’s share-based incentive program is reflected in the Predecessor’s consolidated financial statements based upon the cost allocated by Otello to the specific employees that were part of the Consumer Business.

Depreciation and amortization

In the Predecessor financial statements, depreciation and amortization expenses were directly identifiable based on the furniture, fixtures and equipment and intangible assets that were included within the Consumer Business.

Other operational expenses

The majority of the Consumer Business’s other operational expenses could be clearly identified. In the limited instances where cost categories within an entity were shared across the Otello businesses, such expense categories were reviewed and allocated using an appropriate method. For example, the Consumer Business shared office space with Otello in its Oslo, Norway headquarters. Related office costs been allocated to the Consumer Business based on the relative number of full time equivalent employees of the Consumer Business and Otello’s other activities.

Restructuring costs

In
2016,
the Consumer Business underwent restructuring activities that included offering separation agreements to certain employees and reducing the office area usage in two
locations. Restructuring costs have been included based on the specific severance agreements with affected employees, and the specific costs related to the reduction in office space relative to pre-existing lease commitments.

Finance expense

Otello maintained a bank credit facility for general corporate purposes, which was not
transferred to the Consumer Business as part of the business combination described above. Certain of the Consumer Business assets were pledged as security for the bank credit facility. In preparing the Predecessor’s consolidated financial statements, management reviewed the historical borrowings under the bank credit facility that were linked to the Consumer Business. Based upon this review and Otello’s estimated borrowing rate, interest cost has been allocated to the Predecessor’s consolidated financial statements based upon an estimate of Otello’s borrowings that were related to the Consumer Business.

Income taxes

Income taxes have been prepared on a separate return basis for the net income (loss) from operations of the Consumer Business, based upon the estimated applicable income tax rates for the jurisdictions in which the Consumer Business is taxable.

2.3
Basis of consolidation

The consolidated financial statements comprise the financial statements of Opera Limited and its subsidiaries. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Control is achieved when the Group is exposed, or has rights, to variable returns from our involvement with an investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. Specifically, the Group controls an investee if, and only if, the Group has:

-	Power over the investee (i.e., existing and potential rights that give it the current ability to direct the relevant activities of the investee);
-	Exposure, or rights, to variable returns from its involvement with the investee;
-	The ability to use its power over the investee to affect its return.

2.4
Significant accounting policies

a)	Foreign currencies

The Successor and Predecessor financial statements are presented in U.S. Dollars (US$), which is also the functional currency of the parent company.

For each entity, the Group determines the functional currency, which is the currency of the primary economic environment in which the entity operates. Items included in the financial statements of each entity are measured using that functional currency.

Foreign currency transactions are recognized by the Group’s entities at their respective functional currency spot rate at the date the transaction first
qualifies for initial recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Gains or losses arising from settlement or translation of monetary items are recognized in the Statement of Operations as Net foreign exchange gain (loss). Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The assets and liabilities of entities within the Group with a functional currency which differs from the Group’s presentation currency, are translated using the currency exchange rates of the reporting date. Income and expense items are translated at average currency exchange rates for the respective period. The overall net foreign currency impact from translating assets, liabilities, income and expenses to U.S. Dollars is recognized in the Statement of Comprehensive Income (Loss).

b)	Investments in joint ventures and associates

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Associates are those entities in which the Group has significant influence, meaning power to participate in the financial and operating policy decisions of the investee, but not
control or joint control of those policies. Significant influence is presumed to exist when the Group holds between
20
and
50
percent of the voting power of another entity.

Investments in associates and joint ventures are accounted for using the equity method (equity-accounted investees) and are recognized initially at cost.

The consolidated financial statements include the Group’s share of the net income or loss and other comprehensive income, after adjustments, to align the accounting policies of the associates and joint ventures with those of the Group from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. Any change in other comprehensive income of those investees is presented as part of the Group’s other comprehensive income. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. However, in the acquisition of a business from an equity-accounted investee, Opera does not
eliminate its share of gains or losses.

When the Group’s share of losses exceeds its interest in an equity-accounted investee, the carrying amount of that interest, including any long-term interests that in substance form part of its net investment, is reduced to zero, and the recognition of further losses is discontinued. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of the investee.

The Group has invested in preferred shares in StarMaker resulting in us having significant influence, as discussed in Note
28.
These preferred shares represent a long-term interest that in substance form part of the net investment in the associate. The preferred shares accounted for as financial assets are measured at fair value on a recurring basis through the Statement of Operations. As of
December 31, 2018,
the Group has
not
taken account of any losses of the associate that would have arisen from applying the equity method, or any impairment losses on the net investment.

c)	Business combinations and goodwill

Business combinations, except those occurring under common control, are accounted for using the acquisition method. Acquired businesses are included in the consolidated financial statements from the date the Group obtains control. The cost of an acquisition is measured as the consideration transferred, which is measured at acquisition date fair value. Acquisition-related costs are expensed as incurred.

The Group initially measures goodwill at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held, over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is from the acquisition date allocated to the Group’s cash generating units (CGUs) that are expected to benefit from the transaction. The goodwill recognized by the Group is allocated to the Consumer Business CGU.

The acquisition of a microfinance business primarily operating under the brand OKash, as discussed in Note
28,
occurred under common control. Business combinations under common control are accounted for using predecessor accounting. Under this method, assets and liabilities of the acquired entity are stated at predecessor carrying values; they are not
measured at acquisition date fair values.
No
new goodwill is recognized. Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity in retained earnings. The acquired entity’s results from operations, assets and liabilities are incorporated prospectively from the date on which the business combination between entities under common control occurred.

d)	Furniture, fixtures and equipment

Furniture, fixtures and equipment, including leasehold improvements, are recognized at cost, less accumulated depreciation and impairment losses.

Depreciation and amortization of furniture, fixtures and equipment is recognized on a straight-line basis over the asset’s estimated useful life as follows:

-	Leasehold improvements: Up to 6 years.
-	Equipment: Up to 10 years.
-	Furniture and fixtures Up to 5 years.

Residual values, useful lives and depreciation method are reviewed at each financial year-end and adjusted prospectively, if appropriate.

At the end of each reporting period, furniture, fixtures and equipment are assessed for any indications of impairment. If there are indications implying that an asset may
be impaired, the recoverable amount is estimated.

e)	Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination, which for the group includes customer relationships and trademark, is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not
capitalized and the related expenditure is reflected in the Statement of Operations in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may
be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period.

For goodwill and intangible assets that have an indefinite useful life and intangible assets that are not
yet available for use, the recoverable amount is estimated at a minimum at each reporting date.

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate all of the following:

-	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

-	its intention to complete the intangible asset and use or sell it;
-	its ability to use or sell the intangible asset;
-
how the intangible asset will generate probable future economic benefits. Among other things, the entity can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;

-	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset;
-	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

The cost of developing new features, together with significant and pervasive improvements of core platform functionality, are capitalized as development costs and amortized on a straight-line basis, generally over a period of up to
3
years. Intangible assets classified as technology acquired in the acquisition of Opera Software AS are amortized over
5
years.

Other engineering work related to research activities or ongoing product maintenance, such as “bug fixes”, updates needed to comply with changes in laws and regulations, or updates needed to keep pace with the latest web trends, are expensed in the period they are incurred.

Intangible assets related to customer relationships, which result from business combinations, are recognized at cost less accumulated amortization and impairment losses and are amortized over the estimated customer relationship period up to
15
years. Customer relationship and trademark assets are evaluated for impairment when circumstances warrant.

f)	Leases

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases, which for the Group primarily relates to network server equipment, are capitalized at the commencement of the lease at the inception date fair value of the leased equipment or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the Statement of Operations.

A leased asset is depreciated over the useful life of the asset, consistent with the useful lives for furniture, fixtures and equipment disclosed above. However, if there is no
reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the Statement of Operations on a straight-line basis over the lease term.

g)	Financial assets

The Group has the following financial assets:

-	Loans and receivables: Trade receivables, other receivables and non-current financial assets.
-	Equity instruments: Holdings of publicly traded securities.

See Note
3
for information about the implementation of IFRS
9
Financial Instruments
. IFRS
9
mainly changed the Group’s accounting for impairment losses for trade receivables by replacing the incurred loss approach with a forward-looking expected loss approach. See accounting policy below for impairment of financial assets for a description of both the accounting policies prior and subsequent to the implementation of IFRS
9
as of
January 1, 2018.

Initial recognition and measurement

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not
contain a significant financing component or for which the Group has applied the practical expedient, which are measured at the transaction price determined in accordance with the accounting principles for revenue recognition (see below), the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not
at fair value through the Statement of Operations, transaction costs.

In order for a financial asset to be classified and measured at amortized cost it needs to give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding. This assessment is performed at an instrument level. The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets of the Group are classified in two
categories:

-	Financial assets at amortized cost (debt instruments)
-	Financial assets at fair value through the Statement of Operations

The Group measures financial assets at amortized cost if both of the following conditions are met:

-	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method (EIR) and are subject to impairment. Gains and losses are recognized in the Statement of Operations when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost includes trade receivables, and loans to associates and joint ventures. A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).

Financial assets at fair value through the Statement of Operations include financial assets held for trading, and financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. For the Group, financial assets held for trading includes holdings of publicly traded securities. Financial assets with cash flows that are not
solely payments of principal and interest are classified and measured at fair value through the Statement of Operations, irrespective of the business model. This includes the Group’s investment in preferred shares in StarMaker (see Note
29
).

Financial assets at fair value through the Statement of Operations are carried in the statement of financial position at fair value with net changes in fair value recognized in the Statement of Operations.

Derecognition

A financial asset is primarily derecognized when:

-	The rights to receive cash flows from the asset have expired, or
-
The Group has transferred its rights to receive cash flows from the asset and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

h)	Financial liabilities

Financial liabilities of the Group comprise of loans, borrowings and payables, including interest bearing loans, finance lease liabilities, short (liability) positions, trade payables, other payables and other current and non-current financial liabilities.

See Note
3
for information about the implementation of IFRS
9.

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

Financial liabilities held for trading, which for the Group include liabilities arising from short positions related to publicly traded securities, are measured at fair value through the Statement of Operations. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term.

Interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method (EIR). Gains and losses are recognized in the Statement of Operations when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the Statement of Operations.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

i)	Impairment

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not
held at fair value through the Statement of Operations. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not
track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no
specific risk information is identified, the Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group normally considers a financial asset in default when contractual payments are
90
days past due. In certain cases, the Group
may
also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no
reasonable expectation of recovering the contractual cash flows.

Prior to the implementation of IFRS
9
as of
January 1, 2018,
the Group assessed, at each reporting date, whether there was objective evidence that a financial asset or a group of financial assets was impaired. An impairment existed if one
or more events that had occurred since the initial recognition of the asset (an incurred "loss event"), had an impact on the estimated future cash flows of the financial asset or the group of financial assets that could be reliably estimated. The amount of impairment losses identified was measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that had not
yet been incurred).

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may
be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not
generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Goodwill is tested for impairment annually as of
December 31,
and when circumstances indicate that the carrying value
may
be impaired.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Group bases its impairment calculation on detailed budgets and forecast calculations. These budgets and forecast calculations cover a period of one
year. Because the length of the projection period for the cash flow forecast where a CGU has goodwill or intangible assets with indefinite lives is into perpetuity, we identify a “steady state” set of assumptions for the cash flows based an approach where we estimate cash flows for the following four
years and then using the estimated cash flows in the final year of estimation as the basis for the terminal value. A long-term growth rate is calculated and applied to project future cash flows after projected period. See Note
9
for more information.

For assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no
longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized.

j)	Fair value measurement

The Group measures certain financial assets and liabilities, as disclosed in Note
15,
at fair value at each reporting date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

-	In the principal market for the asset or liability, or
-	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is disclosed in the financial statements are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
-	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
-	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For the investments in listed equity instruments, including, when applicable, the fair value of a short position in listed equities, quoted market prices in active markets for identical assets form the basis for fair value measurement.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

k)	Provisions

A provision is recognized in the statement of financial position when the Group has a currently existing legal or constructive obligation as a result of a past event, and it is probable that a future outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

A provision for restructuring costs is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced.

l)	Revenue recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services (the transaction price).

The Group has the following primary sources of revenue:

i.	Search
ii.	Advertising
iii.	Retail
iv.	Technology licensing and other revenue

See Note
3
for information about the implementation of IFRS
15
Revenue from Contracts with Customers
. Prior to the implementation of IFRS
15
as of
January 1, 2018,
the Group recognized revenue to the extent that it was probable that the economic benefits would flow to the Group and the revenue could be reliably measured, regardless of when the payment was received. Revenue was measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty. The sections below describe the accounting principles for revenue recognition in
2018.

Revenues from each of these areas are recognized as follows:

i.	Search

Search revenue is generated when a user conducts a qualified search using a search partner (such as Google or Yandex) through the built-in combined address and search bar provided in Opera’s PC and mobile browsers, or when otherwise redirected to the search partner via browser functionality. Search revenue is recognized in the period the qualified search occurs based upon the contractually agreed revenue share amount.

ii.	Advertising

Advertising includes revenues from all other user-generated activities excluding search revenues. Advertising revenues include revenues from industry-standard ad units, predefined partner bookmarks (“Speed Dials”) and subscriptions of various promoted services that are provided by the Group. Revenue is recognized when our advertising services are delivered based on the specific terms of the underlying contract, which are commonly based on revenue sharing, clicks, or subscription revenues collected by third
parties on behalf of the Group.

The majority of advertising revenue is reported based on the amounts the Group is entitled to receive from advertising partners. In limited instances where the Group has developed or procured a service which it promotes to the users, the Group considers itself the principal party to a transaction and not
an agent of another entity. In such cases, the Group will recognize revenue on a gross basis. In the Group’s determination as to whether it is the principal, it considers its (i) responsibility to provide the service to the end-user, (ii) ability to determine pricing, (iii) exposure to risk. The associated costs for these transactions are included in the Statement of Operations within cost of revenue.

iii.	Retail

Retail includes sale of prepaid airtime and data to consumers and wholesalers in certain African countries and Indonesia. Retail revenues also includes consideration from sale of handsets to wholesalers in Indonesia. Revenue is recognized when the contracted good or service is transferred to the customer, after which the Group does not
have any remaining obligations, except for a potential obligation to provide refunds customers in some arrangements if certain criteria are met. This right of refund creates variability in the transaction price. The amount of revenue recognized includes variable consideration to which we expect to be entitled. In
2018,
customers’ right of refund did
not
materially impact the amount of revenue recognized. The Group updates its estimates of refund liabilities (and the corresponding change in the transaction price) at the end of each reporting period.

The Group has concluded that it is a principal for all its existing arrangements with customers classified as retail, based on the factors discussed above for Advertising revenue. Although other parties are involved in the supply of the contracted good or service to the customer, Opera controls the contracted good or service before it is transferred.

iv.	Technology licensing and other revenue

Technology licensing and other revenue include other revenues that are not
generated by the Group’s user base, such as revenues from device manufacturers and mobile communication operators. We generate such revenue mainly from licensing of our proprietary compression technology and providing related maintenance, supporting and hosting services to third
parties, as well as providing professional services, and enabling customized browser configurations to mobile operators.

Licensing agreements
may
in addition to licensing of technology, include related professional services, maintenance and support, as well as hosting services. Depending on the customization and integration level, the software licenses are either distinct or not
distinct performance obligations from related professional services, and accordingly, the licensing revenue is recognized either separately when control is transferred to the customer or together with the implementation services. Sale of licenses that are part of a multi-element contract where the license is not
distinct from maintenance, support or hosting services, are recognized over the contract period.

Maintenance, support and hosting revenues are generally recognized ratably over the term that these services are provided.

Revenue from software developed specifically for
one
customer is recognized over the development period in line with the degree of completion, provided that the criteria for recognizing revenue over time defined in IFRS
15
are met.

Revenue from distinct professional services are recognized over the development period in line with the degree of completion.

Set-up activities that do
not
result in the transfer of a promised good or service, are
not
identified as a performance obligation to the customer. The costs of set-up activities are recognized as an asset, provided the criteria defined in IFRS
15
are met.

The allocation of revenue for contracts with multiple elements is based on the Group’s estimate of its standalone selling prices. Such estimates are based on relevant historical information and can include past contracts with fewer elements, or the Group’s typical hourly rates for professional services compared with an estimated number of hours required.

Revenue from operators is included in the “Technology licensing and other revenue” category even if there are variable components that scales with the number of users. This is related to the fact that such operator agreements typically contain licensing fees based on usage, as well as hosting and support services.

m)	Other income

Other income is income which is
not
related to the Group’s ordinary activities and is presented net of associated costs. This includes net gain from sale of fixed and intangible assets in
2017.

n)	Cost of revenue

Cost of revenue comprises the cost of handsets and airtime sold to customers. It also includes payments to publishers and monetization partners, including the costs of any platform or collection service used to facilitate subscription services where the Group is the principal of the transaction. Payments to publishers and monetization partners typically consist of fees based upon a percentage of relevant revenues, such as publishers providing content in which the Group delivers mobile ads or operators facilitating payments of Opera branded services. The Group recognizes such costs at the same time it recognizes the associated revenue.

o)	Income taxes

Income tax consists of the sum of (i) current year income taxes payable plus (ii) the change in deferred taxes and liabilities, except if income taxes relate to items recognized in other comprehensive income, in which case it is recognized in other comprehensive income (loss).

Current year income taxes payable is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the year-end date, and any adjustment to tax payable in respect of previous years. The Group includes deductions for uncertain tax positions when it is probable that the tax position will be sustained in a tax review. The Group records provisions relating to uncertain or disputed tax positions at the amount expected to be paid. The provision is reversed if the disputed tax position is settled in favor of the Group and can no
longer be appealed.

Deferred tax is provided using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred tax provided is based on the expected manner of realization or settlement of the underlying items, using tax rates enacted or substantively enacted at the reporting date.

A deferred tax asset is only recognized to the extent that it is probable that future taxable profits will allow the deferred tax asset to be realized. Recognized assets are reversed when realization is no
longer probable. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

Income taxes include all domestic and foreign taxes, which are based on taxable profits, including withholding taxes.

p)	Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. The Group has received government grants that relate to the development of technology, which includes expenditures that are capitalized. Those government grants are deducted in arriving at the carrying amount of the asset.

q)	Treasury shares

Treasury shares are shares in Opera Limited, the parent, that are reacquired under a repurchase program. Treasury shares are recognized at cost and deducted from equity.
No
gain or loss is recognized in the Statement of Operations on the purchase, sale, reissue or cancellation of the Group’s own equity instruments.

2.5
Significant accounting estimates, judgments and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that may
affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. The estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the result of which forms the basis for making the judgments about carrying values of assets and liabilities that are not
readily apparent from other sources. Actual results
may
differ from these estimates. The estimates and underlying assumptions are reviewed continuously. Changes in accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following summarizes the most significant judgments and estimates in preparing the consolidated financial statements.

a)	Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The Group has tested the consumer business CGU, which includes goodwill and the Opera brand (“Trademark”), for impairment as of
December 31, 2018,
based on an estimate of its value in use. The value in use calculation is based on a discounted cash flow (“DCF”) model. It requires management to estimate future cash flows expected to arise from the CGU using a suitable discount rate. The key assumptions in determining the value in use are the expected future cash flows, long-term growth rate and the discount rate. The key assumptions, including a sensitivity analysis, are disclosed in Note
9.

b)	Control over Opera Limited

The Group has concluded that Opera Limited is controlled by its Chairman and CEO. Business combinations in which the Group acquires control of another business controlled by its Chairman and CEO will thus occur under common control. The determination that Opera Limited is controlled by its Chairman and CEO is based on significant judgment. The Chairman and CEO’s ownership interest and voting rights are established by his control of Keeneyes Future Holding Inc and Kunlun Tech Limited, a subsidiary of Beijing Kunlun Tech Co. Ltd. Although the Chairman and CEO does not
hold a majority of the shares and voting rights in the latter, the Group has concluded that he has de facto control over that entity based on his practical ability to direct the relevant activities unilaterally. This is based on him being the largest holder of voting rights in Beijing Kunlun Tech Co. Ltd, effectively controlling
33.77%
of the voting rights directly. The recent history of voting in general meetings for Beijing Kunlun Tech Co. Ltd demonstrates that the Group’s Chairman and CEO controlled significantly more than
50%
of the shares registered to vote. The remaining shares in Beijing Kunlun Tech Co. Ltd are widely dispersed among a large number of other shareholders.

Applicable IFRS does
not
prescribe how to account for business combinations under common control. Accordingly, the Group has established accounting policies for such transactions that results in information that is relevant to the economic decisions-making needs of users and reliable. Specifically, the Group has adopted predecessor method accounting, or historical cost accounting as it is known in some jurisdictions, when accounting for business combinations under common control. See Note
28
for more information.

c)	Share-based payments

The Group has established an employee equity plan to provide long-term incentives for its employees.

Estimating fair value for share-based awards requires an assessment of an appropriate valuation model, which depends on the terms and conditions of the grant. The estimate also requires an assessment of the most appropriate inputs to the valuation model including grant date fair value of the underlying equity, the expected life of the grant, volatility and dividend yield. Assumptions and models used for current grants are disclosed in Note
25.

When applicable, employer social security costs are accrued over the vesting period of each award, based on the award’s intrinsic value of the underlying equity interest as of the reporting date.

Both periodic equity costs and social security cost accruals are adjusted for estimated forfeitures.

d)	Capitalized development costs

The Group capitalizes expenditure incurred in the development of new products and services. Initial capitalization of expenditure is based on management’s judgment that the project meets all of the six
criteria discussed above in the accounting policy for intangible assets. Assessing if and when all of these criteria are met is based on judgment, which takes into account past experiences and expectations about the technical ability to complete the asset as intended.

The Group periodically, and when circumstances warrant, reviews capitalized costs to evaluate whether there are indicators of impairment for individual assets. If indicators of impairment are identified, the Group tests the asset or CGU to which it is included for impairment in accordance with the principles discussed above. In the event the Group abandons a development project, the asset is written off immediately. See Note
9
for more information.

e)	Trade receivables

A trade receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).

At each reporting date a loss allowance is recognized based on lifetime expected credit losses. The Group makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no
specific risk information is identified, the Group uses a provision matrix that is based on the nature of the receivable, location of its invoicing and the age of the invoice relative to its due date, reflecting its historical credit loss experience and adjusting for forward-looking factors specific to the debtors and the economic environment. See Note
20
for more information.

f)	Collectability of consideration from Opay

In order to recognize revenue from a contract with a customer within the scope of IFRS
15,
certain criteria must be met, including it being probable that the Group will collect the consideration to which it will be entitled in exchange for the goods or services transferred to the customer. In evaluating whether collectability of an amount of consideration is probable, the Group considers the customer’s ability and intention to pay that amount of consideration, which may
involve significant judgment.

In
2018,
the Group recognized
US$10.9
million of revenue under the "Technology licensing and other revenue" category from contracts with Opay. As of
December 31, 2018,
the total amount of outstanding trade receivables due from Opay was
US$4.3
million.

In assessing whether the collectability criterion was met for contracts with Opay, management considered the maturity of Opay’s businesses, its access to debt and equity capital from existing and new investors, and other factors that are relevant in assessing the timing of revenue recognition and collectability of related accounts receivable.

See Note
30
for more information.